CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position
Preferred Stock, par or stated value	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	10,000,000	10,000,000
Common Stock, par or stated value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	500,000,000	500,000,000
Common Stock, shares issued	11,846,354	9,041,281
Common Stock, shares outstanding	11,846,354	9,041,281
Convertible Promissory Notes, Debt discount	$ 307,604	$ 152,928